Net Foreign Exchange Loss - Summary of Net Foreign Exchange Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net Foreign Exchange Loss Gain [Abstract]
Net foreign exchange (loss)/gain	$ (489,137)	$ (2,813,993)	$ (11,011,961)
Total net foreign exhange (loss)/gain	$ (489,137)	$ (2,813,993)	$ (11,011,961)